Income Taxes - (Loss) Income Before Income Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
(Loss) income before income taxes	$ (391,073)	$ 298,035	$ 356,854
Domestic (Israel) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
(Loss) income before income taxes	14,338	99,182	184,410
Foreign (North America, the Cayman Islands, Ireland and the U.K.) [Member]
Schedule Of Components Of Income Loss Before Income Taxes [Line Items]
(Loss) income before income taxes	$ (405,411)	$ 198,853	$ 172,444